Fees Summary	Nov. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 80,304,805.23
Previously Paid Amount	0.00
Total Fee Amount	11,090.09
Total Offset Amount	11,090.09
Net Fee	$ 0.00